Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	$ 1,203	$ 1,134
Other revenues not from contracts with customers	4	8
Operating revenues	1,207	1,142
Other
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	96	93
Other revenues not from contracts with customers	0	0
Operating revenues	96	93
Regulated Businesses | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	1,107	1,041
Other revenues not from contracts with customers	4	8
Alternative revenue programs	2	6
Lease contract revenue	2	2
Operating revenues	1,111	1,049
Regulated Businesses | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	988	929
Other revenues not from contracts with customers	0	0
Operating revenues	988	929
Regulated Businesses | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	107	101
Other revenues not from contracts with customers	0	0
Operating revenues	107	101
Regulated Businesses | Miscellaneous utility charges | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	12	11
Other revenues not from contracts with customers	0	0
Operating revenues	12	11
Regulated Businesses | Residential | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	593	560
Other revenues not from contracts with customers	0	0
Operating revenues	593	560
Regulated Businesses | Residential | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	74	68
Other revenues not from contracts with customers	0	0
Operating revenues	74	68
Regulated Businesses | Commercial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	229	212
Other revenues not from contracts with customers	0	0
Operating revenues	229	212
Regulated Businesses | Commercial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	22	18
Other revenues not from contracts with customers	0	0
Operating revenues	22	18
Regulated Businesses | Fire service | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	48	45
Other revenues not from contracts with customers	0	0
Operating revenues	48	45
Regulated Businesses | Industrial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	48	45
Other revenues not from contracts with customers	0	0
Operating revenues	48	45
Regulated Businesses | Industrial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	2	5
Other revenues not from contracts with customers	0	0
Operating revenues	2	5
Regulated Businesses | Public and other | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	70	67
Other revenues not from contracts with customers	0	0
Operating revenues	70	67
Regulated Businesses | Public and other | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	9	10
Other revenues not from contracts with customers	0	0
Operating revenues	$ 9	$ 10